UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

               Report for the Calendar Year or Quarter Ended:     June 30, 2011

Check here if Amendment [  ];     Amendment Number:

This Amendment (check only one):     [  ] is a restatement
                                     [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:     One Compass Advisors

Address:     200 East 12th Street
             Jeffersonville, IN  47130


Form 13F File Number:     028-10338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Paul H. Stropkay, CFA

Title:     Chief Investment Officer

Phone:     502-569-5770

Signature, Place and Date of Signing:

      /s/Paul H. Stropkay, CFA          Jeffersonville, IN          8/11/2011

               [Signature]                 [City, State]              [Date]

Report Type (Check only one)

[  ]     13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[x]      13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

28-04395     Baillie Gifford Overseas Limited
28-14073     Brockhouse Cooper International, Inc.
28-05269     Earnest Partners, LLC
28-01911     Robert W. Baird & Co.
28-05621     Santa Barbara Asset Management
28-03697     Sound Shore Management, Inc.
28-11092     TimesSquare Capital Management